March 16, 2012

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re: Epiphany Funds

       Registration Statement File No. 33-138045

       CIK No. 0001377031

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 as amended, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of of Rule 497 does not differ from that contained in the Post-Effective Amendment No. 15 to the registration statement electronically filed with the Securities and Exchange Commission on March 12, 2012.

Very truly yours,

Epiphany Funds

/s/Samuel J. Saladino III

Samuel J. Saladino III

President, Epiphany Funds